Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Maturity Analysis of Finance Lease Payables (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	$ 6,892,335	$ 350,168
Less: short-term unaccrued interest	251,768	12,791
Less: long-term unaccrued interest	587,287	29,837
Total capital leases	6,053,280	307,540
Less: current portion of leases (excluding interest)	934,546	47,480
Total long-term capital leases	5,118,734	260,060
2019 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	1,255,105	63,766
2020 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	1,186,253	60,268
2021[member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	1,186,253	60,268
2022[member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	1,186,253	60,268
2023 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	1,186,253	60,268
2024 and thereafter [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	$ 892,218	$ 45,330